Schedule of Promissory Notes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Convertible Debt Discount	$ 234,435		$ 234,435		$ 391,086	$ 880,879
Convertible Debt. Amortization	$ 24,071	$ 1,031,379	$ 156,651	$ 1,845,925	$ 2,617,274	3,823,500
Convertible Note One [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 27, 2019
Convertible Debt End Date					Sep. 25, 2019
Convertible Debt Discount						35,553
Convertible Debt. Addition
Convertible Debt. Amortization					$ (35,553)
Convertible Note Two [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 27, 2019
Convertible Debt End Date					Sep. 25, 2019
Convertible Debt Discount						3,884
Convertible Debt. Addition
Convertible Debt. Amortization					$ (3,884)
Convertible Note Three [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 28, 2019
Convertible Debt End Date					Oct. 27, 2020
Convertible Debt Discount						65,069
Convertible Debt. Addition
Convertible Debt. Amortization					$ (65,069)
Convertible Note Four [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 28, 2019
Convertible Debt End Date					Oct. 27, 2020
Convertible Debt Discount						7,499
Convertible Debt. Addition
Convertible Debt. Amortization					$ (7,499)
Convertible Note Five [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 28, 2019
Convertible Debt End Date					Oct. 27, 2020
Convertible Debt Discount						65,069
Convertible Debt. Addition
Convertible Debt. Amortization					$ (65,069)
Convertible Note Six [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 28, 2019
Convertible Debt End Date					Oct. 27, 2020
Convertible Debt Discount						7,499
Convertible Debt. Addition
Convertible Debt. Amortization					$ (7,499)
Convertible Note Seven [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Nov. 29, 2020
Convertible Debt End Date					Nov. 30, 2020
Convertible Debt Discount						39,605
Convertible Debt. Addition
Convertible Debt. Amortization					$ (39,605)
Convertible Note Eight [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Nov. 29, 2020
Convertible Debt End Date					Nov. 30, 2020
Convertible Debt Discount						4,648
Convertible Debt. Addition
Convertible Debt. Amortization					$ (4,648)
Convertible Note Nine [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Nov. 29, 2020
Convertible Debt End Date					Nov. 30, 2020
Convertible Debt Discount						39,605
Convertible Debt. Addition
Convertible Debt. Amortization					$ (39,605)
Convertible Note Ten [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Nov. 29, 2020
Convertible Debt End Date					Nov. 30, 2020
Convertible Debt Discount						4,648
Convertible Debt. Addition
Convertible Debt. Amortization					$ (4,648)
Convertible Note Eleven [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Dec. 10, 2019
Convertible Debt End Date					Dec. 10, 2020
Convertible Debt Discount						42,309
Convertible Debt. Addition
Convertible Debt. Amortization					$ (42,309)
Convertible Note Twelve [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Dec. 10, 2019
Convertible Debt End Date					Dec. 10, 2020
Convertible Debt Discount						5,211
Convertible Debt. Addition
Convertible Debt. Amortization					$ (5,211)
Convertible Note Thirteen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Dec. 10, 2019
Convertible Debt End Date					Dec. 10, 2020
Convertible Debt Discount						42,309
Convertible Debt. Addition
Convertible Debt. Amortization					$ (42,309)
Convertible Note Fourteen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Dec. 10, 2019
Convertible Debt End Date					Dec. 10, 2020
Convertible Debt Discount						5,211
Convertible Debt. Addition
Convertible Debt. Amortization					$ (5,211)
Convertible Note Fifteen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Dec. 27, 2019
Convertible Debt End Date					Dec. 27, 2020
Convertible Debt Discount						49,180
Convertible Debt. Addition
Convertible Debt. Amortization					$ (49,180)
Convertible Note Sixteen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Dec. 27, 2019
Convertible Debt End Date					Dec. 27, 2020
Convertible Debt Discount						6,000
Convertible Debt. Addition
Convertible Debt. Amortization					$ (6,000)
Convertible Note Seventeen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jan. 03, 2020
Convertible Debt End Date					Dec. 27, 2020
Convertible Debt Discount						50,139
Convertible Debt. Addition
Convertible Debt. Amortization					$ (50,139)
Convertible Note Eighteen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jan. 03, 2020
Convertible Debt End Date					Dec. 27, 2020
Convertible Debt Discount						6,117
Convertible Debt. Addition
Convertible Debt. Amortization					$ (6,117)
Convertible Note Nineteen [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jan. 14, 2020
Convertible Debt End Date					Jan. 14, 2021
Convertible Debt Discount						79,525
Convertible Debt. Addition
Convertible Debt. Amortization					$ (79,525)
Convertible Note Twenty [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jan. 14, 2020
Convertible Debt End Date					Jan. 14, 2021
Convertible Debt Discount						1,623
Convertible Debt. Addition
Convertible Debt. Amortization					$ (1,623)
Convertible Note Twenty One [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jan. 22, 2020
Convertible Debt End Date					Jan. 22, 2021
Convertible Debt Discount						53,327
Convertible Debt. Addition
Convertible Debt. Amortization					$ (53,327)
Convertible Note Twenty Two [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jan. 22, 2020
Convertible Debt End Date					Jan. 22, 2021
Convertible Debt Discount						1,689
Convertible Debt. Addition
Convertible Debt. Amortization					$ (1,689)
Convertible Note Twenty Three [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Feb. 04, 2020
Convertible Debt End Date					Aug. 04, 2020
Convertible Debt Discount						21,154
Convertible Debt. Addition
Convertible Debt. Amortization					$ (21,154)
Convertible Note Twenty Four [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Feb. 18, 2020
Convertible Debt End Date					Aug. 18, 2020
Convertible Debt Discount						26,923
Convertible Debt. Addition
Convertible Debt. Amortization					$ (26,923)
Convertible Note Twenty Five [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Mar. 05, 2020
Convertible Debt End Date					Mar. 05, 2021
Convertible Debt Discount						82,893
Convertible Debt. Addition
Convertible Debt. Amortization					$ (82,893)
Convertible Note Twenty Six [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Mar. 05, 2020
Convertible Debt End Date					Mar. 05, 2021
Convertible Debt Discount						2,038
Convertible Debt. Addition
Convertible Debt. Amortization					$ (2,038)
Convertible Note Twenty Seven [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Apr. 24, 2020
Convertible Debt End Date					Apr. 24, 2021
Convertible Debt Discount						59,600
Convertible Debt. Addition
Convertible Debt. Amortization					$ (59,600)
Convertible Note Twenty Eight [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Apr. 24, 2020
Convertible Debt End Date					Apr. 24, 2021
Convertible Debt Discount						1,633
Convertible Debt. Addition
Convertible Debt. Amortization					$ (1,633)
Convertible Note Twenty Nine [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jun. 10, 2020
Convertible Debt End Date					Jun. 10, 2021
Convertible Debt Discount						28,356
Convertible Debt. Addition
Convertible Debt. Amortization					$ (28,356)
Convertible Note Thirty [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jun. 10, 2020
Convertible Debt End Date					Jun. 10, 2021
Convertible Debt Discount						6,776
Convertible Debt. Addition
Convertible Debt. Amortization					$ (6,776)
Convertible Note Thirty One [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jun. 18, 2020
Convertible Debt End Date					Jun. 18, 2021
Convertible Debt Discount						29,014
Convertible Debt. Addition
Convertible Debt. Amortization					$ (29,014)
Convertible Note Thirty Two [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jun. 18, 2020
Convertible Debt End Date					Jun. 18, 2021
Convertible Debt Discount						6,775
Convertible Debt. Addition
Convertible Debt. Amortization					$ (6,775)
Convertible Note Thirty Three [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 06, 2020
Convertible Debt End Date					Jul. 06, 2021
Convertible Debt Discount
Convertible Debt. Addition					75,000
Convertible Debt. Amortization					$ (75,000)
Convertible Note Thirty Four [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 06, 2020
Convertible Debt End Date					Jul. 06, 2021
Convertible Debt Discount
Convertible Debt. Addition					2,000
Convertible Debt. Amortization					$ (2,000)
Convertible Note Thirty Five [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 07, 2020
Convertible Debt End Date					Jul. 07, 2021
Convertible Debt Discount
Convertible Debt. Addition					150,000
Convertible Debt. Amortization					$ (150,000)
Convertible Note Thirty Six [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 07, 2020
Convertible Debt End Date					Jul. 07, 2021
Convertible Debt Discount
Convertible Debt. Addition					3,000
Convertible Debt. Amortization					$ (3,000)
Convertible Note Thirty Seven [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 16, 2020
Convertible Debt End Date					Jul. 16, 2021
Convertible Debt Discount
Convertible Debt. Addition					225,000
Convertible Debt. Amortization					$ (225,000)
Convertible Note Thirty Eight [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 16, 2020
Convertible Debt End Date					Jul. 16, 2021
Convertible Debt Discount
Convertible Debt. Addition					35,700
Convertible Debt. Amortization					$ (35,700)
Convertible Note Thirty Nine [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 21, 2020
Convertible Debt End Date					Jul. 21, 2021
Convertible Debt Discount
Convertible Debt. Addition					175,000
Convertible Debt. Amortization					$ (175,000)
Convertible Note Fourty [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jul. 21, 2020
Convertible Debt End Date					Jul. 21, 2021
Convertible Debt Discount
Convertible Debt. Addition					25,200
Convertible Debt. Amortization					$ (25,200)
Convertible Note Fourty One [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 10, 2020
Convertible Debt End Date					Sep. 10, 2021
Convertible Debt Discount					$ 39,452
Convertible Debt. Addition					200,000
Convertible Debt. Amortization					$ (160,548)
Convertible Note Fourty Two [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 10, 2020
Convertible Debt End Date					Sep. 10, 2021
Convertible Debt Discount					$ 5,312
Convertible Debt. Addition					27,700
Convertible Debt. Amortization					$ (22,388)
Convertible Note Fourty Three [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Nov. 10, 2020
Convertible Debt End Date					Nov. 11, 2021
Convertible Debt Discount					$ 18,306
Convertible Debt. Addition					50,000
Convertible Debt. Amortization					$ (31,694)
Convertible Note Fourty Four [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Nov. 10, 2020
Convertible Debt End Date					Nov. 11, 2021
Convertible Debt Discount					$ 3,024
Convertible Debt. Addition					8,300
Convertible Debt. Amortization					$ (5,276)
Convertible Note Fourty Five [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 08, 2020
Convertible Debt End Date					Mar. 10, 2021
Convertible Debt Discount
Convertible Debt. Addition					93,077
Convertible Debt. Amortization					$ (93,077)
Convertible Note Fourty Six [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 08, 2020
Convertible Debt End Date					Mar. 10, 2021
Convertible Debt Discount
Convertible Debt. Addition					10,000
Convertible Debt. Amortization					$ (10,000)
Convertible Note Fourty Seven [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 13, 2020
Convertible Debt End Date					Mar. 25, 2021
Convertible Debt Discount
Convertible Debt. Addition					189,093
Convertible Debt. Amortization					$ (189,093)
Convertible Note Fourty Eight [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Sep. 13, 2020
Convertible Debt End Date					Mar. 25, 2021
Convertible Debt Discount
Convertible Debt. Addition					19,300
Convertible Debt. Amortization					$ (19,300)
Convertible Note Fourty Nine [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 08, 2020
Convertible Debt End Date					Apr. 09, 2021
Convertible Debt Discount
Convertible Debt. Addition					210,000
Convertible Debt. Amortization					$ (210,000)
Convertible Note Fifty [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 08, 2020
Convertible Debt End Date					Apr. 09, 2021
Convertible Debt Discount
Convertible Debt. Addition					21,000
Convertible Debt. Amortization					$ (21,000)
Convertible Note Fifty One [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 13, 2020
Convertible Debt End Date					Apr. 13, 2021
Convertible Debt Discount
Convertible Debt. Addition					250,000
Convertible Debt. Amortization					$ (250,000)
Convertible Note Fifty Two [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Oct. 13, 2020
Convertible Debt End Date					Apr. 13, 2021
Convertible Debt Discount
Convertible Debt. Addition					25,000
Convertible Debt. Amortization					$ (25,000)
Convertible Note Fifty Three [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Feb. 08, 2021
Convertible Debt End Date					Feb. 09, 2022
Convertible Debt Discount					$ 36,712
Convertible Debt. Addition					59,985
Convertible Debt. Amortization					$ (23,273)
Convertible Note Fifty Four [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Feb. 08, 2021
Convertible Debt End Date					Feb. 09, 2022
Convertible Debt Discount					$ 5,701
Convertible Debt. Addition					9,315
Convertible Debt. Amortization					$ (3,614)
Convertible Note Fifty Five [Member]
Short-term Debt [Line Items]
Convertible Debt Start Date					Jun. 14, 2021
Convertible Debt End Date					Jun. 14, 2024
Convertible Debt Discount					$ 282,578
Convertible Debt. Addition					286,765
Convertible Debt. Amortization					(4,186)
Convertible Note [Member]
Short-term Debt [Line Items]
Convertible Debt Discount					391,086	$ 880,879
Convertible Debt. Addition					2,150,435
Convertible Debt. Amortization					$ (2,640,228)